Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	Roan Resources, Inc.
Entity Central Index Key	0001326428